As filed with the Securities and Exchange Commission on December 16, 2004.
                                                      1933 Act File No: 33-82080
                                                     1940 Act File No: 811-08664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective
         Amendment No.                                     [ ]
                                            ----
         Post-Effective Amendment No.        24            [X]
                                            ----
                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                       56            [X]
                                            ----

                      Jackson National Separate Account - I
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
--------------------------------------------------------------------------------
                                Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                        John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is  proposed   that  this   filing  will  become   effective

 X       immediately upon filing pursuant to paragraph (b)
----
         on (date) pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

EXPLANATORY NOTE: This amendment has supplements updating fund expenses and related information; otherwise, Parts A and B of Post-Effective Amendment No. 23 to this Registration Statement, as filed on April 29, 2004 (Accession No. 0000927730-04-000133), are unchanged and hereby incorporated by reference, along with 497s filed on: May 5, 2004; May 7, 2004; July 1, 2004; and October 4, 2004. (Accession Nos. 0000933691-04-000137, 0000927730-04-000175,
0000927730-04-000181, and 0000927730-04-000218, respectively).

                       SUPPLEMENT DATED DECEMBER 16, 2004

                     TO THE PROSPECTUS DATED MAY 1, 2004 FOR

                                 PERSPECTIVE(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I


THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

EXPLANATION: With the "Fund Annual Expenses" table, the column entitled "Estimated Distribution (12b-1) Fee" and the related footnote are deleted in their entirety because, effective December 13, 2004, the Brokerage Enhancement Plan of the JNL Series Trust no longer uses available brokerage commissions to promote services and the sale of shares of the Fund. We have updated the annual expenses of the Funds. Also, effective January 1, 2005, the advisory fee of certain Funds is reduced, as noted. As a result of these changes, please entirely replace the "Total Annual Fund Operating Expenses," "Fund Annual Expenses" table and accompanying footnotes, and "Examples" sections of the prospectus with the following:

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees and other expenses)

Minimum: 0.59%

Maximum: 1.33%



FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets)


                                                               MANAGEMENT AND    12B-1
                                                               ADMINISTRATIVE    SERVICE         OTHER         TOTAL FUND
                         FUND NAME                                  FEE*           FEE**      EXPENSES***   ANNUAL EXPENSES
------------------------------------------------------------ ------------------- ---------- --------------- -----------------
JNL/AIM Large Cap Growth Fund#                                    0.81%            0.20%          0%              1.01%
JNL/AIM Small Cap Growth Fund                                     0.95%            0.20%          0%              1.15%
JNL/Alger Growth Fund                                             0.80%            0.20%          0%              1.00%
JNL/Alliance Capital Growth Fund                                  0.68%            0.20%          0%              0.88%
JNL/Eagle Core Equity Fund                                        0.76%            0.20%          0%              0.96%
JNL/Eagle SmallCap Equity Fund                                    0.85%            0.20%          0%              1.05%
JNL/FMR Balanced Fund++++                                         0.80%            0.20%          0%              1.00%
JNL/FMR Capital Growth Fund++++                                   0.80%            0.20%          0%              1.00%
JNL/JPMorgan International Value Fund                             0.93%            0.20%          0%              1.13%
JNL/Lazard Mid Cap Value Fund#                                    0.82%            0.20%          0%              1.02%
JNL/Lazard Small Cap Value Fund#                                  0.85%            0.20%          0%              1.05%
JNL/Mellon Capital Management S&P 500 Index Fund+++               0.39%            0.20%          0%              0.59%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund+++        0.39%            0.20%          0%              0.59%
JNL/Mellon Capital Management Small Cap Index Fund+++             0.39%            0.20%          0%              0.59%
JNL/Mellon Capital Management International Index Fund            0.45%            0.20%          0%              0.65%
JNL/Mellon Capital Management Bond Index Fund                     0.40%            0.20%          0%              0.60%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
  Fund+++                                                         0.56%            0.20%          0%              0.76%
JNL/Oppenheimer Global Growth Fund                                0.85%            0.20%          0%              1.05%
JNL/Oppenheimer Growth Fund                                       0.80%            0.20%          0%              1.00%
JNL/PIMCO Total Return Bond Fund                                  0.60%            0.20%          0%              0.80%
JNL/Putnam Equity Fund                                            0.77%            0.20%          0%              0.97%
JNL/Putnam International Equity Fund                              0.93%            0.20%          0%              1.13%
JNL/Putnam Midcap Growth Fund                                     0.85%            0.20%          0%              1.05%
JNL/Putnam Value Equity Fund                                      0.75%            0.20%          0%              0.95%
JNL/Salomon Brothers High Yield Bond Fund                         0.60%            0.20%          0%              0.80%
JNL/Salomon Brothers Strategic Bond Fund                          0.74%            0.20%          0%              0.94%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund          0.59%            0.20%          0%              0.79%
JNL/Select Balanced Fund                                          0.59%            0.20%          0%              0.79%
JNL/Select Global Growth Fund+++++                                0.89%            0.20%          0%              1.09%
JNL/Select Large Cap Growth Fund+++++                             0.78%            0.20%          0%              0.98%
JNL/Select Money Market Fund                                      0.40%            0.20%          0%              0.60%
JNL/Select Value Fund                                             0.65%            0.20%          0%              0.85%
JNL/T. Rowe Price Established Growth Fund#                        0.70%            0.20%          0%              0.90%
JNL/T. Rowe Price Mid-Cap Growth Fund                             0.82%            0.20%          0%              1.02%
JNL/T. Rowe Price Value Fund#                                     0.77%            0.20%          0%              0.97%
JNL/S&P Managed Conservative Fund****                             0.18%              0%           0%              0.18%
JNL/S&P Managed Moderate Fund****                                 0.18%              0%           0%              0.18%
JNL/S&P Managed Moderate Growth Fund****                          0.17%              0%           0%              0.17%
JNL/S&P Managed Growth Fund****                                   0.16%              0%           0%              0.16%
JNL/S&P Managed Aggressive Growth Fund****                        0.17%              0%           0%              0.17%
JNL/Mellon Capital Management The DowSM 10 Fund                   0.45%            0.20%         0.01%            0.66%
JNL/Mellon Capital Management The S&P(R) 10 Fund                  0.45%            0.20%         0.01%            0.66%
JNL/Mellon Capital Management Global 15 Fund+++                   0.50%            0.20%         0.01%            0.71%
JNL/Mellon Capital Management 25 Fund+++                          0.45%            0.20%         0.01%            0.66%
JNL/Mellon Capital Management Select Small-Cap Fund+++            0.45%            0.20%         0.01%            0.66%
JNL/Mellon Capital Management JNL 5 Fund                          0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management NASDAQ(R) 15 Fund                   0.52%            0.20%         0.05%            0.77%
JNL/Mellon Capital Management Value Line(R) 25 Fund               0.52%            0.20%         0.16%            0.88%
JNL/Mellon Capital Management VIP Fund                            0.52%            0.20%         0.05%            0.77%
JNL/Mellon Capital Management Communications Sector Fund+++       0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund+++      0.52%            0.20%         0.02%            0.74%
JNL/Mellon Capital Management Energy Sector Fund+++               0.52%            0.20%         0.02%            0.74%
JNL/Mellon Capital Management Financial Sector Fund               0.52%            0.20%         0.01%            0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
   Sector Fund+++                                                 0.52%            0.20%         0.02%            0.74%
JNL/Mellon Capital Management Technology Sector Fund+++           0.52%            0.20%         0.01%            0.73%
------------------------------------------------------------ ------------------- ---------- --------------- -----------------

# Effective January 1, 2005. Until then, the Management and Administrative Fee for each of the Funds is as noted:

         JNL/AIM Large Cap Growth Fund .................................0.85%
         JNL/Lazard Mid Cap Value Fund..................................0.88%
         JNL/Lazard Small Cap Value Fund................................0.92%
         JNL/T. Rowe Price Established Growth Fund......................0.72%
         JNL/T. Rowe Price Value Fund...................................0.79%

* Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the five JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the JNL/Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

** Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

*** Other Expenses include the costs associated with license fees paid by certain Funds and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

**** UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.75% to 1.33% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund............................  1.002%
         JNL/S&P Managed Moderate Fund................................  1.035%
         JNL/S&P Managed Moderate Growth Fund.........................  1.070%
         JNL/S&P Managed Growth Fund..................................  1.111%
         JNL/S&P Managed Aggressive Growth Fund ......................  1.128%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

+DOW JONES NAME. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

++JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P. As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

+++As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

++++As of May 3, 2004, Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to this Fund.

+++++As of May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to this Fund.

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost of the Earnings Protection Benefit Endorsement and the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$314              $960              $1,630           $3,420

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,014            $1,460            $1,930           $3,420

The following examples include minimum Fund fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$210              $649              $1,114           $2,400

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$910              $1,149            $1,414           $2,400

The following examples include maximum Fund fees and expenses and include the cost of the Earnings Protection Benefit Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$304              $930              $1,582           $3,327

If you surrender your Contract at the end of each time period or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,004            $1,430            $1,882           $3,327

The following examples include minimum Fund fees and expenses and include the cost of the Earnings Protection Benefit Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$230              $709              $1,215           $2,605

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$930              $1,209            $1,515           $2,605

The following examples include maximum Fund fees and expenses and include the cost of the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$294              $901              $1,553           $3,233

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$994              $1,401            $1,833           $3,233

The following examples include minimum Fund fees and expenses and include the cost of the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$220              $679              $1,164           $2,503

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$920              $1,179            $1,464           $2,503


(To be used with VC3656 Rev. 05/04)


                                                                     V5896 12/04

                       SUPPLEMENT DATED DECEMBER 16, 2004

                     TO THE PROSPECTUS DATED MAY 1, 2004 FOR

                              DEFINED STRATEGIES(R)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I


THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

With the "Fund Annual Expenses" table, the column entitled "Estimated Distribution (12b-1) Fee" and the related footnote are deleted in their entirety because, effective December 13, 2004, the Brokerage Enhancement Plan of the JNL Series Trust no longer uses available brokerage commissions to promote services and the sale of shares of the Fund.



(To be used with VC3652 Rev. 05/04)

                                                                     V5897 12/04

PART C.  OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

(a)     Financial Statements:
        (1)   Financial statements and schedules included in Part A:
              Condensed Financial Information

        (2)   Financial statements and schedules included in Part B:

              Jackson National Separate Account - I:

              Report of Independent Accountants
              Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the Year Ended December 31, 2003 Statement of Changes in Net Assets for the Years Ended December
                31, 2003, December 31, 2002 and December 31, 2001
              Notes to Financial Statements
              Jackson National Life Insurance Company:

              Report of Independent Accountants
              Consolidated Balance Sheet at December 31, 2003, 2002 and 2001 Consolidated Income Statement for the years ended December 31,
                2003, 2002, and 2001
              Consolidated Statement of Stockholder's Equity and Comprehensive
                Income for the years ended December 31, 2003, 2002, and 2001
              Consolidated Statement of Cash flows for the years ended December
                31, 2003, 2002, and 2001
              Notes to Consolidated Financial Statements

Item 24.(b)       Exhibits

Exhibit No.       Description

1.        Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21,
          1999.

2.        Not Applicable

3.        Distribution Agreement dated May 24, 1995, incorporated by reference to the Registrant's
          Post-Effective Amendment No. 3, filed on April 30, 1996.

4.a.      Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to the
          Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996.

  b.      Specimen of the Defined Strategies Variable Annuity Contract, incorporated by reference to the
          Registrant's Post-Effective Amendment No. 11, filed on April 27, 2000.

  c.      Specimen of the Perspective Fixed & Variable Annuity Group Contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 16, 2001.

  d.      Form of Enhanced Earnings Endorsement, incorporated by reference to Registrant's Post-Effective
          Amendment No. 13 electronically filed on May 2, 2001.

  e.      Specimen of Spousal Continuation Endorsement, incorporated by reference to Registrant's
          Post-Effective Amendment No. 13 electronically filed on May 2, 2001.

  f.      Specimen of Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective
          Amendment No. 15 electronically filed on July 30, 2001.

  g.      Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to
          Registrant's Post-Effective Amendment No. 17 electronically filed on October 5, 2001.

  h.      Specimen of Preselected Death Benefit Option Endorsement, incorporated by reference to
          Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.

5.a.      Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5, filed on April 15, 1997.

  b.      Specimen of the Perspective Plus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5, filed on April 15, 1997.

  c.      Specimen of the Defined Strategies Variable Annuity Application, incorporated by reference to the
          Registrant's Post-Effective Amendment No. 11, filed on April 27, 2000.

  d.      Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to
          Registrant's Post-Effective Amendment No. 13 electronically filed on May 2, 2001.

  e.      Specimen of the Defined Strategies Variable Annuity Application, incorporated by reference to
          Registrant's Post-Effective Amendment No. 13 electronically filed on May 2,2001.

  f.      Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to
          Registrant's Post-Effective Amendment No. 17 electronically filed on October 5, 2001.

  g.      Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to
          Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.

  h.      Specimen of the Defined Strategies Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.

6.a.      Articles of Incorporation of Depositor, incorporated by reference to the Registrant's
          Post-Effective Amendment No. 3, filed on April 30, 1996.

  b.      Bylaws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3,
          filed on April 30, 1996.

7.a.      Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 22 electronically filed on December 15, 2003.

8.        Not Applicable

9.        Opinion and Consent of Counsel, incorporated by reference to the Registrant's
          Post-Effective Amendment No. 23, filed on April 29, 2004.

10.       Consent of Independent Accountants (KPMG LLP), incorporated by reference to the Registrant's
          Post-Effective Amendment No. 23, filed on April 29, 2004.

11.       Not Applicable

12.       Not Applicable

13.a.     Schedule of Computation of Performance, incorporated by reference to the Registrant's
          Post-Effective Amendment No. 3, filed on April 30, 1996.

   b.     Schedule of Computation of Performance, incorporated by reference to Registrant's Post-Effective
          Amendment No. 17 electronically filed on October 5, 2001.

   c.     Schedule of Computation of Performance, incorporated by reference to Registrant's Post-Effective
          Amendment No. 19 electronically filed on April 26, 2002.


Item 25.      Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President & Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Julia A. Goatley                   Assistant Vice President & Associate
         1 Corporate Way                    General Counsel & Assistant
         Lansing, MI 48951                  Secretary

         James Golembiewski                 Vice President - & Chief Compliance
         1 Corporate Way                    Officer for Separate Accounts
         Lansing, MI 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Director

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President and
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support Services
         1 Corporate Way
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Lynn W. Lopes                      Vice President - Group Pension
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel & Secretary
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         Jacky Morin                        Vice President - Group Pension
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Administration Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting and Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President & Assistant
         1 Corporate Way                    Controller - Financial Reporting
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional IT
         1 Corporate Way
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Denver Service
         8055 E. Tufts Avenue               Center
         Suite 1000
         Denver, CO 80237

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant.

           Company             State of Organization          Control/Ownership           Business Principal

120 Orion, LLC                  South Carolina               100% Jackson National Life   Real Estate
                                                             Insurance Company

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

BH Clearing, LLC                Michigan                     100% Jackson National Life   Broker/Dealer
                                                             Insurance Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

Equestrian Pointe Investors,    Illinois                     100% Jackson National Life   Real Estate
L.L.C.                                                       Insurance Company

Forty Partners #1, L.C.         Missouri                     100% Jackson National Life   Real Estate
                                                             Insurance Company

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

Gloucester Holdings             Delaware                     100% Jackson National Life   Adhesives
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Company, LP  Delaware                     50% LePages MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

Meadows NRH Associates, L.P.    Texas                        100% Meadows NRH, Inc.       Real Estate

Meadows NRH, Inc.               Texas                        100% Jackson National Life   Real Estate
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential plc          Holding Company Activities

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Four Limited         United Kingdom               80% Prudential One Limited,  Holding Company Activities
                                                             10% Prudential Two Limited,
                                                             10% Prudential Three
                                                             Limited

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.


Item 27.  Number of Contract Owners as of  November 18, 2004.

Non-Qualified - 45,881
Qualified -     43,533

Item 28.  Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life
     Distributors, Inc. also acts as general distributor for the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNL Series Trust.

(b)  Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed Annuities Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Market Planning and
8055 E. Tufts Avenue               Analysis
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Maura Collins                      Vice Presdent - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Luis Gomez                         Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

James McCorkle                     Vice President of National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Marilynn Scherer                   Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Vice President - Variable Annuity Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bruce Wing                         Senior Vice President and National Director
8055 E. Tufts Avenue               of Life Sales
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Copywriting Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

(c)

----------------------- --------------------- -------------------- --------------------- --------------------
                          Net Underwriting      Compensation on
  Name of Principal        Discounts and         Redemption or          Brokerage
     Underwriter            Commissions          Annuitization         Commissions          Compensation
----------------------- --------------------- -------------------- --------------------- --------------------
Jackson National Life     Not Applicable         Not Applicable       Not Applicable       Not Applicable
Distributors, Inc.

Item 30.  Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
8055 East Tufts Ave., Second Floor
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings and Representations

(a)        Not Applicable

(b)        Not Applicable

(c)        Not Applicable

(d)        Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

(e)        The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b) if the Internal Revenue Code of 1986 as amended, is issued by the
           Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available
           November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with
           IRS Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 16th day of December, 2004.

Jackson National Separate Account - I
(Registrant)

By:      Jackson National Life Insurance Company

By:      /s/ Andrew B. Hopping*
         ----------------------
         Andrew B. Hopping
         Executive Vice President - Chief Financial Officer and Director

Jackson National Life Insurance Company
(Depositor)

By:      /s/  Andrew B. Hopping*
         ----------------------
         Andrew B. Hopping
         Executive Vice President - Chief Financial Officer and Director

As required by the Securities Act of 1933, Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Clark P. Manning*                                   December 16, 2004
----------------------                                  -----------------
Clark P. Manning, President, Chief Executive Officer
and Director

/s/ Michael A. Wells*                                   December 16, 2004
----------------------                                  -----------------
Michael A. Wells, Director

/s/ Andrew B. Hopping*                                  December 16, 2004
----------------------                                  -----------------
Andrew B. Hopping, Executive Vice President - Chief
Financial Officer and Director


* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 5th day of January, 2004.


/s/ Clark P. Manning
----------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
----------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
----------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
----------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations